Schedule of Investments
January 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.93%
Australia–2.30%
Aristocrat Leisure Ltd.	1,051,206	$30,306,912
CSL Ltd.	171,641	33,706,436
		64,013,348
Brazil–1.93%
B3 S.A. - Brasil, Bolsa, Balcao	9,175,706	24,243,095
MercadoLibre, Inc.(a)	17,321	29,650,261
		53,893,356
Canada–4.12%
Canadian Pacific Kansas City Ltd.	132,730	10,680,991
CGI, Inc., Class A(a)	593,819	66,499,601
RB Global, Inc.	587,642	37,615,732
		114,796,324
China–4.10%
Airtac International Group	1,210,000	36,263,399
China Mengniu Dairy Co. Ltd.(a)	8,241,000	18,259,750
China Resources Beer (Holdings) Co. Ltd.	5,060,000	18,298,682
Wuliangye Yibin Co. Ltd., A Shares	1,354,876	23,915,922
Yum China Holdings, Inc.	507,770	17,563,764
		114,301,517
Denmark–3.48%
Coloplast A/S, Class B(b)	187,310	21,591,543
Novo Nordisk A/S, Class B	660,126	75,455,296
		97,046,839
France–12.50%
Air Liquide S.A.	230,276	43,092,308
Arkema S.A.	254,312	27,677,530
Capgemini SE	198,209	44,066,100
LVMH Moet Hennessy Louis Vuitton SE	69,180	57,561,810
Pernod Ricard S.A.	203,637	33,393,525
Publicis Groupe S.A.	411,997	41,279,434
Schneider Electric SE	279,739	54,954,725
TotalEnergies SE	715,158	46,396,293
		348,421,725
Germany–0.81%
Deutsche Boerse AG	112,788	22,460,563
Hong Kong–2.89%
AIA Group Ltd.	3,838,000	30,099,192
Techtronic Industries Co. Ltd.	4,756,500	50,519,284
		80,618,476
India–3.18%
HDFC Bank Ltd., ADR	999,928	55,486,005
SBI Life Insurance Co. Ltd.(c)	1,952,070	33,007,013
		88,493,018
Ireland–2.75%
Flutter Entertainment PLC(a)	219,530	45,059,870
Flutter Entertainment PLC(a)	7,295	1,514,736
Shares		Value
Ireland–(continued)
Kingspan Group PLC(b)	371,762	$30,193,243
		76,767,849
Italy–2.07%
FinecoBank Banca Fineco S.p.A.	4,001,120	57,689,591
Japan–12.38%
Asahi Group Holdings Ltd.	1,449,400	53,871,214
BayCurrent Consulting, Inc.	891,200	20,719,508
FANUC Corp.(b)	1,749,160	48,385,899
Hoya Corp.	327,700	41,627,426
Keyence Corp.	33,400	14,943,089
Komatsu Ltd.	638,000	18,151,069
Shimano, Inc.(b)	227,700	32,692,096
SMC Corp.	40,700	22,655,431
Sony Group Corp.	491,800	48,229,994
Tokyo Electron Ltd.	235,700	43,739,419
		345,015,145
Mexico–3.19%
Wal-Mart de Mexico S.A.B. de C.V., Series V	21,534,902	88,972,308
Netherlands–6.79%
ASML Holding N.V.	59,993	52,049,200
Heineken N.V.(b)	471,743	47,455,226
Shell PLC	1,358,539	42,117,844
Wolters Kluwer N.V.	323,985	47,760,909
		189,383,179
Singapore–2.04%
STMicroelectronics N.V.	647,526	28,431,253
United Overseas Bank Ltd.	1,353,766	28,535,410
		56,966,663
South Korea–1.81%
Samsung Electronics Co. Ltd.	926,709	50,354,429
Spain–1.02%
Amadeus IT Group S.A.	404,140	28,322,280
Sweden–5.86%
Investor AB, Class B	3,805,899	89,609,001
Sandvik AB	1,541,160	32,388,838
Svenska Handelsbanken AB, Class A(b)	3,843,075	41,429,623
		163,427,462
Switzerland–3.86%
Cie Financiere Richemont S.A.	294,977	43,814,274
Nestle S.A.	558,757	63,670,654
		107,484,928
Taiwan–2.51%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,499,887	70,062,460
United Kingdom–9.71%
Ashtead Group PLC	675,182	44,151,426
BAE Systems PLC	2,060,768	30,698,156

See accompanying notes which are an integral part of this schedule.
Invesco EQV International Equity Fund

Shares		Value
United Kingdom–(continued)
DCC PLC	486,516	$35,369,381
Haleon PLC	10,596,606	43,040,904
Reckitt Benckiser Group PLC	575,809	41,631,505
RELX PLC	1,835,558	75,760,929
		270,652,301
United States–8.63%
Broadcom, Inc.	68,888	81,287,840
CRH PLC	702,428	50,406,233
ICON PLC(a)(b)	254,451	66,378,632
Linde PLC	105,160	42,571,923
		240,644,628
Total Common Stocks & Other Equity Interests (Cost $1,940,259,500)		2,729,788,389
Money Market Funds–1.21%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	11,785,978	11,785,978
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(d)(e)	8,383,304	8,388,334
Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	13,469,688	13,469,688
Total Money Market Funds (Cost $33,640,702)		33,644,000
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.14% (Cost $1,973,900,202)		2,763,432,389
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.91%
Invesco Private Government Fund, 5.29%(d)(e)(f)	14,916,953	$14,916,953
Invesco Private Prime Fund, 5.52%(d)(e)(f)	38,331,045	38,357,877
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $53,274,410)		53,274,830
TOTAL INVESTMENTS IN SECURITIES—101.05% (Cost $2,027,174,612)		2,816,707,219
OTHER ASSETS LESS LIABILITIES–(1.05)%		(29,293,376)
NET ASSETS–100.00%		$2,787,413,843
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2024 represented 1.18% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,896,297	$44,082,068	$(45,192,387)	$-	$-	$11,785,978	$225,551
Invesco Liquid Assets Portfolio, Institutional Class	9,177,617	31,487,192	(32,280,276)	1,783	2,018	8,388,334	166,446
Invesco Treasury Portfolio, Institutional Class	14,738,625	50,379,507	(51,648,444)	-	-	13,469,688	257,490
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,296,305	77,372,782	(88,752,134)	-	-	14,916,953	256,000*
Invesco Private Prime Fund	67,627,586	157,516,677	(186,820,975)	164	34,425	38,357,877	658,871*
Total	$130,736,430	$360,838,226	$(404,694,216)	$1,947	$36,443	$86,918,830	$1,564,358

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV International Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$64,013,348	$—	$64,013,348
Brazil	53,893,356	—	—	53,893,356
Canada	114,796,324	—	—	114,796,324
China	17,563,764	96,737,753	—	114,301,517
Denmark	—	97,046,839	—	97,046,839
France	—	348,421,725	—	348,421,725
Germany	—	22,460,563	—	22,460,563
Hong Kong	—	80,618,476	—	80,618,476
India	55,486,005	33,007,013	—	88,493,018
Ireland	1,514,736	75,253,113	—	76,767,849
Italy	—	57,689,591	—	57,689,591
Japan	—	345,015,145	—	345,015,145
Mexico	88,972,308	—	—	88,972,308
Netherlands	—	189,383,179	—	189,383,179
Singapore	—	56,966,663	—	56,966,663
South Korea	—	50,354,429	—	50,354,429
Spain	—	28,322,280	—	28,322,280
Sweden	—	163,427,462	—	163,427,462
Switzerland	—	107,484,928	—	107,484,928
Taiwan	—	70,062,460	—	70,062,460
United Kingdom	—	270,652,301	—	270,652,301
United States	240,644,628	—	—	240,644,628
Money Market Funds	33,644,000	53,274,830	—	86,918,830
Total Investments	$606,515,121	$2,210,192,098	$—	$2,816,707,219
Invesco EQV International Equity Fund